N-2	6 Months Ended
Jul. 31, 2023 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001716885
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Angel Oak Strategic Credit Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The investment objective of Angel Oak Strategic Credit Fund is to seek total return.
Risk Factors [Table Text Block]
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Mortgage-Backed and Asset-Backed Securities Risks:
Prepayment
risk is
associated
with MBS and ABS, including CLOs. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Fund focuses its investments in particular types of MBS or ABS, including CLOs, the Fund may be more susceptible to risk factors affecting such types of investments.
Subordinated Debt of Banks and Diversified Financial Companies:
The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
Structured Products:
The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Futures Contracts:
The Fund may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by
“marking-to-market”
on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the period ended July 31, 2023.
Common and Preferred Stocks:
The Fund may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Fund only as a part of your overall investment portfolio.
Macroeconomic Risks:
The COVID-19 pandemic, the Russian-Ukrainian war, rising interest rates, heightened inflation, supply chain disruptions, geopolitical risks, and economic sanctions have disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration, spread, and conclusion of these global events, and such uncertainty may in turn impact the value of the Fund’s investments.

Mortgage Backed and Asset Backed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed and Asset-Backed Securities Risks:
Prepayment
risk is
associated
with MBS and ABS, including CLOs. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Fund focuses its investments in particular types of MBS or ABS, including CLOs, the Fund may be more susceptible to risk factors affecting such types of investments.

Subordinated Debt of Banks and Diversified Financial Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated Debt of Banks and Diversified Financial Companies:
The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

Structured Products [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Products:
The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.

Futures Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Futures Contracts:
The Fund may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by
“marking-to-market”
on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the period ended July 31, 2023.

Common and Preferred Stocks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common and Preferred Stocks:
The Fund may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Fund only as a part of your overall investment portfolio.

Macroeconomic Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Macroeconomic Risks:
The COVID-19 pandemic, the Russian-Ukrainian war, rising interest rates, heightened inflation, supply chain disruptions, geopolitical risks, and economic sanctions have disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration, spread, and conclusion of these global events, and such uncertainty may in turn impact the value of the Fund’s investments.

Class FI [Member]
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 20.59
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	675,517
Institutional Class [Member]
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 20.58
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	3,635,053